Shareholders' Equity (Repurchases) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share Repurchase Program [Line Items]
Share Repurchase Program, Description	Effective August 21, 2013, the Company received approval for a normal course issuer bid (“NCIB”) to purchase up to 7,500 of the Company’s common shares during the period that expires on August 20, 2014. Daily purchases are limited to a maximum of 52.651 shares on the Toronto Stock Exchange. Once a week, the Company is permitted to purchase a block of common shares which can exceed the daily purchase limit, as long as the block is not owned by an insider. All shares purchased will be cancelled.
Share Repurchase Program, Number Of Shares Authorized To Be Repurchased	7,500,000
Share Repurchase Program, Date of Approval	Aug. 21, 2013
Share Repurchase Program, Expiry Date	Aug. 20, 2014
Share Repurchase Program, Maximum Daily Limit	52,651
Share Repurchase Program, Total Cost of Shares Repurchased	$ 14	$ 65,633
Normal Course Issuer Bid [Member]
Share Repurchase Program [Line Items]
Share Repurchase Program, Number of Shares Repurchased	0	3,155,000
Share Repurchase Program, Total Cost of Shares Repurchased	$ 0	$ 65,633